DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Debt Instrument [Line Items]
SCHEDULE OF CONVERTIBLE NOTE AND WARRANT DERIVATIVE LIABILITIES

	Fiscal Year 2026	Fiscal Year 2025
	$	$
Derivative liabilities, beginning of period - March 31	1,478,717	1,435,668
New issuance [Note 9]	-	649,533
Change in fair value of derivatives during period – September 30	6,155	533,126
Reduction due to preferred shares converted [Note 9]	(102,769)	(969,150)
Derivative liabilities, end of period	1,382,103	1,649,177

	Fiscal Year 2025 $	Fiscal Year 2024 $
Derivative liabilities, beginning of year	1,435,668	759,065
New issuance [Note 9]	649,533	964,446
Change in fair value of derivatives during the year	553,208	(92,961)
Reduction due to preferred shares redeemed [Note 9]	(1,159,692)	(194,882)
Derivative liabilities, end of year	1,478,717	1,435,668

SCHEDULE OF CONVERTIBLE NOTE AND WARRANT DERIVATIVE COMPONENTS VALUATION ASSUMPTIONS

The lattice methodology was used to value the derivative components, using the following assumptions:

	Fiscal Year	Fiscal Year
	2025	2024
Dividend yield (%)	12	12
Risk-free rate for term (%)	3.7 – 5.1	4.7 – 13.7
Volatility (%)	91.2 – 194.2	71.9 – 119.1
Remaining terms (Years)	0.17 – 2.0	0.25 – 2.01
Stock price ($ per share)	0.24 – 1.34	0.98 – 3.82

Series A Preferred Stock [Member]
Debt Instrument [Line Items]
SCHEDULE OF CONVERTIBLE NOTE AND WARRANT DERIVATIVE COMPONENTS VALUATION ASSUMPTIONS

The lattice methodology was used to value the derivative components of Series A Preferred Stock, using the following assumptions during the six months ended September 30, 2025, and 2024:

	September 30, 2025	September 30, 2024
Dividend yield (%)	12	12
Risk-free rate for term (%)	3.8 – 4.3	4.1 - 5.1
Volatility (%)	143.3 – 194.2	91.2 - 132.5
Remaining terms (Years)	0.25 – 0.46	0.67 - 1.59
Stock price ($ per share)	0.26 – 0.58	0.24 - 1.14

Series B Preferred Stock [Member]
Debt Instrument [Line Items]
SCHEDULE OF CONVERTIBLE NOTE AND WARRANT DERIVATIVE COMPONENTS VALUATION ASSUMPTIONS

The Monte Carlo simulation methodology was used to value the derivative components of Series B Preferred Stock, using the following assumptions during the six months ended September 30, 2025 and 2024:

	September 30, 2025	September 30, 2024
Dividend yield (%)	12	12
Risk-free rate for term (%)	3.7 – 4.4	3.7 - 5.1
Volatility (%)	121.7 – 185.8	126.4 - 182.2
Remaining terms (Years)	0.22 – 1.55	0.97 - 2
Stock price ($ per share)	0.29 – 0.69	0.24 - 1.34

Convertible Debt [Member]
Debt Instrument [Line Items]
SCHEDULE OF CONVERTIBLE NOTE AND WARRANT DERIVATIVE LIABILITIES

	Fiscal Year 2026	Fiscal Year 2025
	$	$

Balance beginning of period – March 31	424,200	991,866
Conversion to common shares	-	(490,972)
Change in fair value of derivative liabilities	27,816	(32,515)
Convertible note redemption	(8,433)	(8,320)
Balance end of period – September 30	443,583	460,059

	Fiscal Year 2025 $	Fiscal Year 2024 $

Balance beginning of year	991,866	1,008,216
New Issuance	-	1,224,932
Conversion to common shares	(509,303)	(45,680)
Convertible note redemption	(59,011)	-
Change in fair value of derivative liabilities	648	83,184
End of derivative treatment of warrants	-	(1,278,786)
Convertible note modification	-	-
Balance end of year	424,200	991,866

SCHEDULE OF CONVERTIBLE NOTE AND WARRANT DERIVATIVE COMPONENTS VALUATION ASSUMPTIONS

The Monte-Carlo methodology was used to value the convertible note and warrant derivative components during the six months ended September 30, 2025 and 2024, using the following assumptions:

	September 30, 2025	September 30, 2024
Risk-free rate for term (%)	0.1 - 4.4	4.1 - 5.2
Volatility (%)	134 - 197.7	91.2 - 352.4
Remaining terms (Years)	0.22 - 1.55	0.25 - 0.5
Stock price ($ per share)	0.29 - 0.69	0.24 -1.45

The Monte-Carlo methodology was used to value the convertible note and warrant derivative components, using the following assumptions:

	Fiscal Year	Fiscal Year
	2025	2024
Risk-free rate for term (%)	0.1 – 5.2	4.2 – 5.3
Volatility (%)	91.2 – 194.4	76.2 – 126.6
Remaining terms (Years)	0.25 – 0.5	0.25 – 1.49
Stock price ($ per share)	0.24 – 1.45	1.08 – 4.20